Income (Loss) Per Share	12 Months Ended
Dec. 31, 2011
Income (Loss) Per Share [Abstract]
Income (Loss) Per Share

29. INCOME (LOSS) PER SHARE

Basic and diluted net income (loss) per share for each period presented are calculated as follows (in thousands, except share and per share amounts):

	For the year ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$

Numerator:
Income (loss) attributable to ordinary shareholders — basic	(145,227)	757,357	(930,104)		(147,779)

Interest expense of convertible bonds and change in fair value of conversion feature of convertible bonds	—	87,357	—		—

Income (loss) attributable to ordinary shareholders — diluted	(145,227)	844,714	(930,104)		(147,779)

Denominator:
Weighted-average number of shares outstanding, opening	268,745,299	289,087,589	419,318,032		419,318,032
Weighted-average number of shares issued during the year	4,826,493	21,236,348	—		—
Conversion of convertible bonds	4,630	—	—		—
Weighted-average number of new ordinary shares issued in connection with exercise of options and vesting of RSUs	491,338	939,371	1,007,669		1,007,669

Weighted-average number of shares outstanding — basic	274,067,760	311,263,308	420,325,701		420,325,701
Weighted-average number of stock options and RSUs granted in connection with the stock option plan	—	917,778	—		—
Weighted-average number of shares to be issued upon the conversion of convertible bonds	—	45,091,519	—		—

Weighted-average number of shares outstanding — diluted	274,067,760	357,272,605	420,325,701		420,325,701

Basic net income (loss) per share	(RMB0.53)	RMB2.43	(RMB2.21)	(US$	0.35)

Diluted net income (loss) per share	(RMB0.53)	RMB2.36	(RMB2.21)	(US$	0.35)

During the years ended December 31, 2010 and 2011, the Company issued 1,500,000 and 1,750,000 ordinary shares, respectively, to its share depository bank which have been and will continue to be used to settle stock option awards upon their exercise. No consideration was received by the Company for this issuance of ordinary shares. These ordinary shares are legally issued and outstanding but are treated as escrowed shares for accounting purposes and, therefore, have been excluded from the computation of earnings per share. Any ordinary shares not used in the settlement of stock option awards will be returned to the Company.

For the years ended December 31, 2009 and 2011, the potential dilutive effect in relation to the stock options, unvested RSUs and convertible bonds were excluded as they have an anti-dilutive effect. The redeemable shares have been excluded in both basic and diluted net income (loss) per share as they are not entitled to the earnings of the Company.